Amounts Receivable and Other Assets - Schedule of Amounts Receivable and Other Assets (Details) - CAD ($)	Mar. 31, 2018	Mar. 31, 2017
Trade and other receivables [abstract]
Sales tax refundable	$ 43,019	$ 38,891
Prepaid insurance	42,555
Total	$ 85,574	$ 38,891